Share-Based Compensation Plan - Summary of Stock Options Outstanding and Granted (Detail)	Dec. 31, 2018 CAD ($) yr	Dec. 31, 2017	Dec. 31, 2016
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding	2,164,999	2,337,732	2,116,065
Stock option 1 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding	2,164,999	2,337,732
Stock option 1 [member] | Exercise price in CA$ 1.24 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding	425,000	565,000
Remaining contractual life (years) | yr	2.4
Number of exercisable options	425,000
Exercise price | $	$ 1.24
Stock option 1 [member] | Exercise price in CA$ 1.27 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding	150,000	150,000
Remaining contractual life (years) | yr	3.2
Number of exercisable options	150,000
Exercise price | $	$ 1.27
Stock option 1 [member] | Exercise price in CA$ 0.85 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding	100,000	100,000
Remaining contractual life (years) | yr	4.2
Number of exercisable options	100,000
Exercise price | $	$ 0.85
Stock option 1 [member] | Exercise price in CA$ 1.1 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding	202,000	215,000
Remaining contractual life (years) | yr	4.7
Number of exercisable options	202,000
Exercise price | $	$ 1.10
Stock option 1 [member] | Exercise price in CA$ 1.48 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding	345,000	360,000
Remaining contractual life (years) | yr	5.2
Number of exercisable options	345,000
Exercise price | $	$ 1.48
Stock option 1 [member] | Exercise price in CA$ 0.94 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding	100,000	100,000
Remaining contractual life (years) | yr	6.2
Number of exercisable options	100,000
Exercise price | $	$ 0.94
Stock option 1 [member] | Exercise price in CA$ 0.83 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding	20,000	28,333
Remaining contractual life (years) | yr	6.8
Number of exercisable options	20,000
Exercise price | $	$ 0.83
Stock option 1 [member] | Exercise price in CA$ 0.8 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding	16,666	50,000
Remaining contractual life (years) | yr	6.9
Number of exercisable options	16,666
Exercise price | $	$ 0.80
Stock option 1 [member] | Exercise price in CA$ 1.43 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding	233,333	250,000
Remaining contractual life (years) | yr	7.3
Number of exercisable options	150,002
Exercise price | $	$ 1.43
Stock option 1 [member] | Exercise price in CA$ 1.55 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding	50,000	50,000
Remaining contractual life (years) | yr	7.5
Number of exercisable options	33,334
Exercise price | $	$ 1.55
Stock option 1 [member] | Exercise price in CA$ 2.2 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding	165,000	165,000
Remaining contractual life (years) | yr	8.5
Number of exercisable options	54,999
Exercise price | $	$ 2.20
Stock option 1 [member] | Exercise price in CA$ 6 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding	155,000	155,000
Remaining contractual life (years) | yr	9.0
Number of exercisable options	51,669
Exercise price | $	$ 6.00
Stock option 1 [member] | Exercise price in CA$ 5.79 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding	203,000
Remaining contractual life (years) | yr	9.6
Number of exercisable options
Exercise price | $	$ 5.79